Condensed Statements of Cash Flows (Unaudited) - USD ($)	1 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Sep. 30, 2026
Cash Flows from Operating Activities:
Net income (loss)	$ (22,525)	$ (86,377)	$ 2,115,385
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on cash held in Trust Account			(4,573,722)
Payment of general and administrative costs through promissory note – related party	10,420	47,336
Changes in operating assets and liabilities:
Prepaid expenses			(23,700)
Prepaid insurance			(54,269)
Accrued expenses	12,105	43,299	1,632,611
Net cash used in operating activities		4,258	(903,695)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(172,500,000)
Net cash used in investing activities			(172,500,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid			170,208,000
Proceeds from sale of Private Placement Warrants			4,075,000
Repayment of advances from related party			(3,347,804)
Repayment of promissory note – related party			(123,988)
Payment of offering costs			(485,212)
Advances from related party		3,275,000
Net cash provided by financing activities		3,275,000	170,325,996
Net Change in Cash		3,279,258	(3,077,699)
Cash – Beginning of period			3,279,258
Cash – End of period		3,279,258	201,559
Non-cash Investing and Financing Activities
Offering costs included in accrued offering costs	272,825	282,042	85,000
Deferred offering costs paid through advances from related party			72,804
Deferred offering costs paid through promissory note – related party	36,533	76,652
Prepaid expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
Deferred underwriting fee payable			$ 6,876,000
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares		$ 25,000